Note 34 - Nationalization of Venezuelan Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of Nationalization of Venezuelan subsidiaries [Abstract]
Note 34 - Nationalization of Venezuelan Subsidiaries

34               Nationalization of Venezuelan subsidiaries

In May 2009, within the framework of Decree Law 6058, Venezuela’s President announced the nationalization of, among other companies, the Company's majority-owned subsidiaries TAVSA - Tubos de Acero de Venezuela S.A. (“Tavsa”) and, Matesi Materiales Siderúrgicos S.A (“Matesi”), and Complejo Siderúrgico de Guayana, C.A (“Comsigua”), in which the Company has a non-controlling interest (collectively, the “Venezuelan Companies”). Tenaris and its wholly-owned subsidiary, Talta - Trading e Marketing Sociedad Unipessoal Lda (“Talta”), initiated arbitration proceedings against Venezuela before the ICSID in Washington D.C. in connection with these nationalizations and obtained favorable awards, which are final and not subject to further appeals.

Matesi

On January 29, 2016, the tribunal released its award on the arbitration proceeding concerning the nationalization of Matesi. The award upheld Tenaris’s and Talta’s claim that Venezuela had expropriated their investments in Matesi in violation of Venezuelan law as well as the bilateral investment treaties entered into by Venezuela with the Belgium-Luxembourg Economic Union and Portugal. The award granted compensation in the amount of $87.3 million for the breaches and ordered Venezuela to pay an additional amount of $85.5 million in pre-award interest, aggregating to a total award of $173.1 million (including $0.3 million of legal fees), payable in full and net of any applicable Venezuelan tax, duty or charge. The tribunal granted Venezuela a grace period of six months from the date of the award to make payment in full of the amount due without incurring post-award interest, and resolved that if no, or no full, payment is made by then, post-award interest will apply at the rate of 9% per annum compounded at six-monthly rests from the date of the award until payment in full. As of December 31, 2021, post-award interest calculated at the award rate amounted to approximately $117.4 million and, accordingly, the total amount owed by Venezuela under the award as of December 31, 2021 was $290.5 million.

On June 8, 2018, Tenaris and Talta filed an action in federal court in the District of Columbia to recognize and enforce the award in the United States. On July 17, 2020, the Court entered judgment recognizing the Matesi award. The judgment orders Venezuela to pay to Tenaris and Talta an amount of $256.4 million, including principal and post-award interest through the judgment date, and provides for post-judgment interest to accrue on this sum at the U.S. federal statutory rate. As of December 31, 2021, post-judgement interest calculated at the U.S. judgment rate amounted to approximately $0.2 million and, accordingly, the total amount owed by Venezuela under the U.S. judgment as of December 31, 2021 was $256.6 million. The U.S. judgment, however, may not be enforced in the United States to the extent prohibited by the Venezuelan sanctions regulations issued by the U.S. Treasury Department’s Office of Foreign Assets Control currently in effect.

Tavsa and Comsigua

On December 12, 2016, the tribunal issued its award upholding Tenaris’s and Talta’s claim that Venezuela had expropriated their investments in Tavsa and Comsigua in violation of the bilateral investment treaties entered into by Venezuela with the Belgium-Luxembourg Economic Union and Portugal. The award granted compensation in the amount of $137 million and ordered Venezuela to pay an additional amount of $76 million in pre-award interest and to reimburse Tenaris and Talta $3.3 million in legal fees and ICSID administrative costs. In addition, Venezuela was ordered to pay interest from April 30, 2008 until the day of effective payment at a rate equivalent to LIBOR + 4% per annum. As of December 31, 2021, post-award interest calculated at the award rate amounted to approximately $68.5 million and, accordingly, the total amount owed by Venezuela under the award as of December 31, 2021 was $284.8 million.

On June 8, 2018, Tenaris and Talta filed an action in federal court in the District of Columbia to recognize and enforce the award in the United States. On August 24, 2021, the court entered judgment in favor of Tenaris and Talta and against Venezuela in the amount of $276.9 million, with post-judgment interest accruing from the date of judgment at the federal statutory post-judgment interest rate. On November 5, 2021, the court, in response to a motion by Tenaris and Talta, amended the judgment amount to $280.6 million, with post-judgment interest continuing to accrue from August 24, 2021 at the federal statutory post-judgment interest rate. As of December 31, 2021, post-judgement interest calculated at the U.S. judgment rate amounted to approximately $0.1 million and, accordingly, the total amount owed by Venezuela under the U.S. judgment as of December 31, 2021 was $280.7 million. The U.S. judgment, however, may not be enforced in the United States to the extent prohibited by the Venezuelan sanctions regulations issued by the U.S. Treasury Department’s Office of Foreign Assets Control currently in effect.

As of December 31, 2021, Tenaris or its subsidiaries have net receivables related to its interest in the Venezuelan Companies for a total amount of approximately $48.7 million. See note III.B to these Consolidated Financial Statements.